Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,135	$ 844	$ 2,188	$ 1,783
Over-time revenues
Disaggregation of Revenue [Line Items]
Total revenue	273	120	494	196
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Total revenue	242	210	489	606
External Customers
Disaggregation of Revenue [Line Items]
Total revenue	713	652	1,438	1,467
Related Parties
Disaggregation of Revenue [Line Items]
Total revenue	422	192	750	316
License and Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue	515	330	983	802
License and Other Revenue | External Customers
Disaggregation of Revenue [Line Items]
Total revenue	222	240	477	681
License and Other Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Total revenue	293	90	506	121
Royalty Revenue
Disaggregation of Revenue [Line Items]
Total revenue	620	514	1,205	981
Royalty Revenue | External Customers
Disaggregation of Revenue [Line Items]
Total revenue	491	412	961	786
Royalty Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Total revenue	$ 129	$ 102	$ 244	$ 195